Accounts Receivable, Net of Allowance for Doubtful Accounts - Summary of Account Receivables, Net of Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 255,251		¥ 780,431
Less: allowance for doubtful accounts	(4,584)		(3,169)	¥ (1,724)
Accounts receivable, net	¥ 250,667	$ 36,342	¥ 777,262